Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2022
Disclosure of information about key management personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

8. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2022				2021				2020
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments
G. Cerrone (1)	296	148	-	-	330	855	-	624	170	13,588	-	155
Willy Simon	55			83	59			93	49	-	-	31
Gregor MacRae	-	-	-	-	-	-	-	-	27	-	-	-
J Brancaccio	55	--	-	83	59	--	-	93	22	-	-	31
K. Shailubhai	-	-	379	(145)	-	210	600	492	-	210	600	2,069
T Adams	-	-	-	(1,967)	-	-	413	2,197	-	-	-	-
	406	148	379	(1,946)	448	1,065	1,013	3,499	268	13,798	600	2,286

(1)	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.

All bonuses are short term. No post-employment or termination payments were made.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2022	2021	2020
	Number of options	Number of options	Number of options

G. Cerrone	-	-	1,800,000
K. Shailubhai	-	-	-
L. Zanbeletti	-	-	-
W.Simon	-	-	250,000
J. Brancaccio	-	-	250,000
T Adams	-	3,500,000	-
	-	3,500,000	2,300,000

Key management personnel of the Group are comprised of directors and officers of the Company.

No share options were exercised by directors during the years ended December 31, 2022 and 2021. 2,319,225 share options were exercised by directors in the year to 31 December 2020 for an intrinsic gain of $4.1m.

The Company made payments totaling approximately $32K, $24K, and $10K to defined contribution pension schemes on behalf of directors or employees during 2022, 2021, and 2020, respectively.